Stock-Based Compensation Plans (Schedule Of Price Targets And Pools Of Unrestricted Shares To Be Granted) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Feb. 28, 2011	Mar. 31, 2009
Year One [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Price target	$ 54.00	$ 79.00
Number of shares in the pool	22,500	25,000
Pretax cost of award	$ 1,799
Date of award	April 2010
Year One [Member] | From The Pool [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	22,500
Year One [Member] | Discretionary Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	5,400
Year One [Member] | Total Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	27,900
Year Two [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Price target	$ 58.00	$ 85.00
Number of shares in the pool	33,750	25,000
Pretax cost of award	2,935
Date of award	December 2010
Year Two [Member] | From The Pool [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	33,750
Year Two [Member] | Discretionary Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	7,350
Year Two [Member] | Total Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	41,100
Year Three [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Price target	$ 62.00	$ 90.00
Number of shares in the pool	33,750	25,000
Pretax cost of award	$ 3,012
Date of award	January 2011
Year Three [Member] | From The Pool [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	33,750
Year Three [Member] | Discretionary Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	7,350
Year Three [Member] | Total Shares [Member]
Price Targets And Pools Of Shares To Be Granted [Line Items]
Shares awarded	41,100